INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

B.	The following is a reconciliation between the theoretical tax on pre-tax loss, at the income tax rate applicable to the Company (federal tax rate) and the income tax expense reported in the financial statements:

	Year ended December 31
	2022	2021

Pretax loss	5,779,841	4,865,376
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,213,767	1,021,729
Non-deductible expenses	(1,506)	(12,999)
Share-based compensation	(19,359)	(138,270)
Differences in corporate income tax rates	52,813	58,764
Remeasurement of deferred taxes for foreign currency effects	(365,167)	-
Changes in valuation allowance	(880,548)	(929,224)
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SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

C.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes and for carryforwards. Significant components of the Company’s deferred assets and liabilities are as follows:

	Year ended December 31
	2022	2021

Composition of deferred tax assets:
Employees and related institutions	6,927	11,663
Operating loss carry-forwards	4,378,800	3,304,604
Operating lease liabilities	24,328	29,615
Share-based compensation	182,212
Others	241,325	-
Total deferred tax assets	4,833,592	3,345,882
Composition of deferred tax liabilities:
Right-of-use asset	(27,894)	(29,518)
Total deferred tax liabilities	(27,894)	(29,518)
Net deferred tax assets	4,805,698	3,316,364
Valuation allowance	(4,805,698)	(3,316,364)
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